Related Party Balances and Transactions - Schedule of Related Parties’ Transactions (Details) - USD ($)		6 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Schedule of Related Parties’ Transactions [Line Items]
Digital assets payables		$ 42,476,346		$ 10,702,814
Payables to client		35,646,485		691,558
Northstar [Member]
Schedule of Related Parties’ Transactions [Line Items]
Digital assets payables		29,935,294
Payables to client		35,299,026		10,483
Other payables				40
Digital assets	[1]	63,603,991		7,709,121
Xisha Hu [Member]
Schedule of Related Parties’ Transactions [Line Items]
Digital assets payables		12,390,791		10,602,787
Payables to client		301,205		671,405
Ni Ming [Member]
Schedule of Related Parties’ Transactions [Line Items]
Digital assets payables		9,191		87,270
Payables to client		27,103		8,807
Fan Peng Yuan [Member]
Schedule of Related Parties’ Transactions [Line Items]
Digital assets payables		17,244		12,757
Payables to client		12,616		787
Zhang Xiaosi [Member]
Schedule of Related Parties’ Transactions [Line Items]
Digital assets payables		123,826
Payables to client		6,505
Folius Venture LLC [Member]
Schedule of Related Parties’ Transactions [Line Items]
Payables to client				76
LSQ Investment Fund SPC – Next Generation Fund I SP [Member]
Schedule of Related Parties’ Transactions [Line Items]
Payables to client		30
Polaris Investment Management PTE Limited [Member]
Schedule of Related Parties’ Transactions [Line Items]
Other payables				$ 460,075
Derivative products entered with Northstar [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products		117,040,688	$ 36,732,401
Derivative products expired to Northstar [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products		(89,553,922)	(6,843,902)
Derivative products entered with Ni Ming [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products		98,819
Derivative products expired to Ni Ming [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products		(195,315)
Derivative products entered with Fan Peng Yuan [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products		12,532
Derivative products expired to Fan Peng Yuan [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products		(9,270)
Derivative products entered with Xisha Hu [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products		7,266,716
Derivative products expired to Xisha Hu [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products		(6,234,128)
Derivative products entered with Zhang Xiaosi [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products		127,710
Derivative products expired to Zhang Xiaosi [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products		$ (5,817)

[1]	The carrying amount of the digital assets for those exchange accounts the Company as the beneficial owner while the registered owner under the name of the related party.